Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 4,114	$ 3,548	$ 3,222
Net (income) loss attributable to noncontrolling interests	(24)	(1)	(64)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	4,090	3,547	3,158
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	(24)	(11)	160
Pension plan contributions	(114)	(108)	(70)
Depreciation and amortization	1,474	1,502	1,457
Deferred tax expense (benefit)	133	(126)	47
Net securities (gains)	(3)	(75)	(83)
Change in trading assets and liabilities	(694)	1,522	(414)
Originations of loans held-for-sale	0	(350)	(1,106)
Proceeds from the sales of loans originated for sale	0	831	725
Change in accruals and other, net	(221)	(486)	253
Net cash provided by operating activities	4,641	6,246	4,127
Investing activities
Change in interest-bearing deposits with banks	3,830	(327)	4,225
Change in interest-bearing deposits with the Federal Reserve and other central banks	(29,613)	53,347	(16,521)
Purchases of securities held-to-maturity	(8,329)	(6,673)	(16,060)
Paydowns of securities held-to-maturity	4,448	4,907	3,698
Maturities of securities held-to-maturity	3,992	3,738	1,222
Purchases of securities available-for-sale	(26,151)	(27,470)	(33,785)
Sales of securities available-for-sale	6,001	7,580	19,016
Paydowns of securities available-for-sale	9,129	8,826	8,776
Maturities of securities available-for-sale	6,319	11,347	14,689
Net change in loans	2,794	(1,483)	(4,615)
Sales of loans and other real estate	392	173	362
Change in federal funds sold and securities purchased under resale agreements	(2,334)	(1,407)	(4,071)
Net change in seed capital investments	(124)	(114)	287
Purchases of premises and equipment/capitalized software	(1,197)	(825)	(601)
Proceeds from the sale of premises and equipment	0	65	0
Acquisitions, net of cash	0	(38)	(9)
Dispositions, net of cash	0	1	17
Other, net	(207)	(444)	3,583
Net cash (used for) provided by investing activities	(31,050)	51,203	(19,787)
Financing activities
Change in deposits	17,069	(54,738)	11,890
Change in federal funds purchased and securities sold under repurchase agreements	5,174	(5,013)	3,533
Change in payables to customers and broker-dealers	(813)	(911)	719
Change in other borrowed funds	1,852	225	(394)
Change in commercial paper	3,075	0	0
Net proceeds from the issuance of long-term debt	4,738	6,229	4,986
Repayments of long-term debt	(1,046)	(2,953)	(3,659)
Proceeds from the exercise of stock options	431	438	326
Issuance of common stock	34	27	26
Issuance of preferred stock	0	990	990
Treasury stock acquired	(2,686)	(2,398)	(2,355)
Common cash dividends paid	(901)	(778)	(760)
Preferred cash dividends paid	(175)	(122)	(105)
Other, net	28	(46)	(12)
Net cash provided by (used for) financing activities	26,780	(59,050)	15,185
Effect of exchange rate changes on cash	189	(114)	42
Change in cash and due from banks
Change in cash and due from banks	560	(1,715)	(433)
Cash and due from banks at beginning of period	4,822	6,537	6,970
Cash and due from banks at end of period	5,382	4,822	6,537
Supplemental disclosures
Interest paid	1,033	406	295
Income taxes paid	498	1,010	1,015
Income taxes refunded	$ 20	$ 307	$ 901